DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET	6 Months Ended
Jun. 30, 2026
Deposits Prepayments And Other Receivables Net
DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET

NOTE 6 – DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET

Deposits, prepayments and other receivables, net consist of the following:

	As of
	June 30, 2026	December 31, 2025
Deposits	$18,483	$21,932
Prepayments	123,535	122,368
Other receivables	40,405	40,670
	182,423	184,970
Less: allowance for expected credit losses	(1,275)	—
Total	$181,148	$184,970

During the six months ended June 30, 2026 and 2025, the prepaid marketing service fees of approximately $0 and $0.86 million were amortized over their service periods and expensed to the marketing expenses in the consolidated statements of operations and comprehensive loss, respectively.

The movement of allowances for expected credit losses is as follows:

	As of
	June 30, 2026	December 31, 2025
Balance at beginning, January 1	$—	$(1,749,619)
Allowance for expected credit losses	(1,275)	(407,081)
Written-off as uncollectible	—	2,156,979
Foreign currency translation	—	(279)
Balance at end of period	$(1,275)	$—

For the six months ended June 30, 2026 and 2025, allowance of credit losses charged on deposits, prepayments and other receivables was $1,275 and nil, respectively.